INVESTMENTS IN TRADING SECURITIES	12 Months Ended
Dec. 31, 2012
INVESTMENTS IN TRADING SECURITIES [Text Block]
4.	INVESTMENTS IN TRADING SECURITIES

At December 31, 2012, the Company held investments classified as trading securities, which consisted of various equity securities. All trading securities are carried at fair value. As of December 31, 2012, the fair value of trading securities was $260,434 (2011 – $2,531,644).